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Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621



December 4, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust II (the "Trust")
         Newport Tiger Cub Fund
         Newport Japan Opportunities Fund
         Newport Greater China Fund
         File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for Classes A, B and C and the Statement of Additional Information for the Funds referenced above does not differ from that contained in Post-Effective Amendment No. 39 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 30, 1998.

Very truly yours,

NEWPORT TIGER CUB FUND
NEWPORT JAPAN OPPORTUNITIES FUND
NEWPORT GREATER CHINA FUND



By:  Ellen Harrington
     Assistant Secretary


Enclosures

cc:       M. Muller (2)
          M.C. Telman
          Erica Edson
          Blue Sky
          Judy Terrazino (Stein Roe)
          David Smith
          Robert Cameron
          Thomas Tuttle
          Christopher Legallet
          D. Young (2)

S:\FUNDS\TRUSTII\MLTINWPT\497(J).DOC